Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details) (Parenthetical)	3 Months Ended
Mar. 31, 2019 $ / shares
SHARE CAPITAL, WARRANTS AND OPTIONS
Volume-weighted average trading price of common shares on TSX-V triggering acceleration clause	$ 0.18
Period of consecutive trading days for which volume-weighted average trading price of common shares on TSX-V needs to exceed triggering level	10 days
Period of acceleration of warrant expiry date when triggering condition is met	30 days